Risk Management and Hedging Activities Risk Management and Hedging Activities - MEC - Balance Sheet Location (Details) - MidAmerican Energy Company [Member] - Commodity Contract [Member] - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ 72	$ 74
Cash Collateral, Net Receivable (Payable), Offset Against Derivative Positions	28	47
Derivative Assets (Liabilities), at Fair Value, Net	(44)	(27)
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(9)	(14)
Cash Collateral, Net Receivable (Payable), Offset Against Derivative Positions	0	0
Derivative Assets (Liabilities), at Fair Value, Net	9	14
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(4)	(3)
Cash Collateral, Net Receivable (Payable), Offset Against Derivative Positions	0	0
Derivative Assets (Liabilities), at Fair Value, Net	4	3
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	62	73
Cash Collateral, Net Receivable (Payable), Offset Against Derivative Positions	22	42
Derivative Assets (Liabilities), at Fair Value, Net	(40)	(31)
Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	23	18
Cash Collateral, Net Receivable (Payable), Offset Against Derivative Positions	6	5
Derivative Assets (Liabilities), at Fair Value, Net	(17)	(13)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	23	37
Derivative Liability, Fair Value, Gross Liability	49	73
Derivative, Fair Value, Net	26	36
Net Regulatory Asset (Liability), Unrealized Loss (Gain) On Derivative Contracts	20	38	$ 10	$ 45
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	12	14
Derivative Liability, Fair Value, Gross Liability	3	0
Derivative, Fair Value, Net	(9)	(14)
Not Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4	3
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Fair Value, Net	(4)	(3)
Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	5	19
Derivative Liability, Fair Value, Gross Liability	36	69
Derivative, Fair Value, Net	31	50
Not Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2	1
Derivative Liability, Fair Value, Gross Liability	10	4
Derivative, Fair Value, Net	8	3
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3	6
Derivative Liability, Fair Value, Gross Liability	49	44
Derivative, Fair Value, Net	46	38
Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Fair Value, Net	0	0
Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Fair Value, Net	0	0
Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1	4
Derivative Liability, Fair Value, Gross Liability	32	27
Derivative, Fair Value, Net	31	23
Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2	2
Derivative Liability, Fair Value, Gross Liability	17	17
Derivative, Fair Value, Net	$ 15	$ 15